Income taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Summary of Income Tax Expense

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
	€	€	€	€
Income tax expense	(157,772)	(70,623)	(374,921)	(355,740)
Deferred tax charge	(45,010)	—	(130,528)	—
Income tax expense	(202,782)	(70,623)	(505,449)	(355,740)

Summary of Reconciliation of Income Tax Benefit / (Expense) And The Accounting Loss

Reconciliation of income tax benefit at statutory tax rate and the income tax expense as reported in the unaudited condensed consolidated statement of profit or loss and other comprehensive income is as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
	€	€	€	€
Loss before income tax	(45,277,904)	(29,660,450)	(91,316,060)	(57,394,089)
Income tax at statutory income tax rate in the Netherlands (25.8%)	11,681,699	7,652,396	23,559,543	14,807,675
Effect of tax rates in other countries	(6,368,484)	(4,260,352)	(12,922,011)	(8,412,880)
Deferred tax assets recognition effects	(5,236,870)	(3,224,214)	(10,536,949)	(6,007,203)
Non-deductible expenses	(186,549)	(238,743)	(515,860)	(573,609)
Transfer Pricing adjustment	(43,987)	—	(43,987)	—
Prior period adjustments	(48,591)	290	(46,185)	(169,723)
Income tax expense	(202,782)	(70,623)	(505,449)	(355,740)